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1933 Act/Rule 485(a)

May 19, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Equity Trust

File Nos. 002-16590 and 811-00945

Post-Effective Amendment No. 138

To The Commission Staff:

On behalf of Virtus Equity Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 138 to Registrant’s Registration Statement on Form N-1A.

This amendment contains the Prospectus and Statement of Additional Information for the Virtus KAR Small-Mid Cap Value Fund, which is being registered as a new series of the Registrant.

Please contact Holly van den Toorn at (404) 845-7679, or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Sincerely,

/s/ Kevin J. Carr

Kevin J. Carr

Senior Vice President,

Chief Legal Officer,

Counsel and Secretary

Virtus Mutual Funds

cc:	Holly van den Toorn

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